Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jan. 01, 2012	Dec. 30, 2012	Dec. 30, 2012 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Dec. 30, 2012 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Dec. 30, 2012 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]
Derivative [Line Items]
Notional amount			$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 250,000	$ 75,000	$ 75,000
Interest rate swap maturity date			2014-09		2014-09		2014-09		2014-09
Fixed interest rate			5.14%		5.079%		4.971%		4.941%
Change in fair value of derivative instruments			969		1,900		2,293		690
Amount of change in fair value of derivative instruments recognized in income			0		(20)		3		37
Amount of change in fair value of derivative instruments recognized through accumulated other comprehensive income			969		1,920		2,290		653
Reclass from derivative to pension	240
Aggregate amount of unrealized loss on derivative instruments recognized in other comprehensive loss	$ 50,017	$ 45,651